Securities (Tables)	3 Months Ended
Jan. 31, 2024
Disclosure of Financial Instruments [Abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at January 31, 2024

and October 31, 2023.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost
1
gains (losses) value cost
1
gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 20,791 $ 34 $ (102) $ 20,723 $ 18,335 $ 45 $ (170) $ 18,210
Provinces 20,837 103 (50) 20,890 19,953 105 (118) 19,940
U.S. federal, state, municipal governments, and

agencies debt

11,905 19 (174) 11,750 11,260 17 (275) 11,002
Other OECD government-guaranteed debt 1,528 3 (19) 1,512 1,521 1 (24) 1,498
Mortgage-backed securities 2,269 5 (14) 2,260 2,313 – (36) 2,277
57,330 164 (359) 57,135 53,382 168 (623) 52,927
Other debt securities

Asset-backed securities 3,943 1 (21) 3,923 4,146 – (32) 4,114
Corporate and other debt 9,537 61 (63) 9,535 8,946 43 (99) 8,890
13,480 62 (84) 13,458 13,092 43 (131) 13,004
Total debt securities 70,810 226 (443) 70,593 66,474 211 (754) 65,931
Equity securities

Common shares 2,955 204 (82) 3,077 3,191 95 (116) 3,170
Preferred shares 567 13 (180) 400 566 1 (224) 343
3,522 217 (262) 3,477 3,757 96 (340) 3,513
Total securities at fair value through

other comprehensive income
$ 74,332 $ 443 $ (705) $ 74,070 $ 70,231 $ 307 $ (1,094) $ 69,444
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
January 31, 2024 and October 31, 2023, and

dividend income recognized on these securities

for the three months ended January 31,

2024 and January 31, 2023.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended
January 31, 2024 October 31, 2023 January 31, 2024 January 31, 2023
Fair value

Dividend income recognized

Common shares $ 3,077 $ 3,170 $ 17 $ 17

Preferred shares 400 343 38 31
Total $ 3,477 $ 3,513 $ 55 $ 48

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stocks in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Equity Securities
Fair value $ 42 $ 45
Cumulative realized gain/(loss) – (3)
FHLB Stock
Fair value 159 –

Cumulative realized gain/(loss) – –

Summary of Securities Net Realized Gains (Losses)
The following table summarizes

the net realized gains and losses for the

three months ended January 31, 2024 and

January 31, 2023, which are included in

Other
income (loss) on the Interim Consolidated

Statement of Income.
Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Debt securities at fair value through other

comprehensive income
$ 6 $ (1)

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3 allowances.

Refer to the “Allowance for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities 1
Investment grade $ 370,182 $ – $ n/a 2 $ 370,182 $ 373,317 $ – $ n/a $ 373,317
Non-investment grade 329 26 n/a 355 519 – n/a 519
Watch and classified n/a 129 n/a 129 n/a 113 n/a 113
Default n/a n/a – – n/a n/a – –
Total debt securities 370,511 155 – 370,666 373,836 113 – 373,949
Allowance for credit losses on debt securities
at amortized cost 2 – – 2 2 – – 2
Total debt securities, net of

allowance
$ 370,509 $ 155 $ – $ 370,664 $ 373,834 $ 113 $ – $ 373,947
Includes debt securities backed by government-guaranteed loans of $ 114 million (October 31, 2023 – $
104

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.